DESCRIPTION OF PLAN - Contributions (Details) - ECOLAB PUERTO RICO SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 age
DESCRIPTION OF PLAN
Minimum age for plan eligibility	50
Employee contribution	4.00%
Employee contribution up to 4%
DESCRIPTION OF PLAN
Employer contribution	100.00%
Employee contribution over 4% and up to 8%
DESCRIPTION OF PLAN
Employer contribution	50.00%
Maximum
DESCRIPTION OF PLAN
Employee contribution	8.00%
Minimum
DESCRIPTION OF PLAN
Employee contribution	4.00%